OTHER INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
OTHER INCOME (EXPENSES), NET
Settlement of TJ Biopharma repurchase obligations		$ (12,388)
Fair value change and extinguishment of put right liabilities		13,852
Net foreign exchange losses	$ (1)	(5,575)
Income of incentive payment from depository bank	256	955
Impairment of long-lived assets		(1,246)
Loss on sale of fixed assets	(16)	(1)
Other	(171)	(645)
Total other income (expense), net	$ 68	$ (5,048)